Dividend per ordinary share	12 Months Ended
Dec. 31, 2021
Dividend per ordinary share [abstract]
Dividend per ordinary share
31

Dividend per ordinary share
Dividends to shareholders of the parent
Per
ordinary
share

(in EUR)
Total
(in EUR
million)
Dividends on ordinary shares:
In respect of 2019

- Interim dividend, paid in cash in August 2019
0.24 935
Total dividend in respect of

2019
0.24 935
In respect of 2020

- Interim dividend, paid in February 2021
1 0.12 468
Total dividend in respect of

2020
0.12 468
In respect of 2021

- Interim dividend, paid in October 2021
0.21 820

- Final dividend declared
0.41 1,548 2
Total dividend in respect of

2021
0.62 2,368
1 AGM declared the interim dividend of EUR 0.12

per ordinary share, paid in February 2021, as final dividend over 2020.
2 Compared to the reserved amount of EUR 1,568

million, EUR
20

million will remain available for distribution to the shareholders due to rounding of cents per share.
ING Groep N.V.

is required to withhold tax of
15 % on dividends paid.
The final dividend declared for 2021 is based on the proposed dividend of EUR
0.41

per share times the total
number of outstanding shares. This excludes the shares repurchased under the share buyback programme ( 128 million shares at 31 December 2021). On 28 February 2022

ING announced it has fully completed the programme
under which 140

million shares were repurchased.
In 2021, other cash distributions related to prior year profits of EUR 1,054 million (EUR
0.27

per share) were paid
to the shareholders of ING Group. Reference is made to Note 19 ‘Equity’ for further information.